Operating Segment and Geographical Information (Details 1) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Current assets	HKD 622,741	HKD 934,518
Non-current financial assets	170,420	163,880
Consolidated total assets before intangible asset	793,161	480,024
Intangible asset	438	438
Consolidated total assets	793,599	1,302,872
Liabilities
Liabilities excluding tax liabilities	6,138	10,488
Tax liabilities	5,837	4,103
Consolidated total liabilities	HKD 11,975	HKD 362,186